Condensed Financial Information of New Borun - Condensed Balance Sheets (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash	$ 90,750,611	¥ 624,211,652	$ 105,876,058	¥ 728,249,297	¥ 795,329,065	¥ 495,630,607
Total current assets	347,490,292	2,390,149,076		2,303,541,262
Total assets	453,020,695	3,116,020,852		3,197,224,839	3,150,638,724
Current liabilities
Accrued expenses and other payables	6,061,539	41,693,201		54,770,180
Total liabilities	161,330,095	1,109,679,872		1,151,626,526
Total shareholders' equity	291,690,600	2,006,340,980		2,045,598,313	1,868,799,493	1,805,147,961
Total liabilities and shareholders' equity	453,020,695	3,116,020,852		3,197,224,839
New Borun
Current assets
Cash			$ 21	137	¥ 146	¥ 136
Amounts due from subsidiaries	35,551,151	244,532,160		244,532,160
Total current assets	35,551,151	244,532,160		244,532,297
Investments in subsidiaries	261,847,555	1,801,071,015		1,801,071,015
Total assets	297,398,707	2,045,603,175		2,045,603,312
Current liabilities
Accrued expenses and other payables	763	5,250		4,999
Total liabilities	763	5,250		4,999
Total shareholders' equity	297,397,943	2,045,597,925		2,045,598,313
Total liabilities and shareholders' equity	$ 297,398,707	¥ 2,045,603,175		¥ 2,045,603,312